Short-Term and Long-Term Debt - Components (Details) - USD ($)	Dec. 31, 2020	Feb. 29, 2020	Dec. 31, 2019	Jul. 31, 2019
Debt Instrument [Line Items]
Total debt	$ 1,419,259,000		$ 785,917,000
Current portion of debt	(68,340,000)		(36,259,000)
Long-term portion of debt issuance costs	(13,906,000)		(5,375,000)
Long-term debt	1,337,013,000		744,283,000
$100 million Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Face amount				$ 100,000,000
$629 Million Term Loan Facility
Debt Instrument [Line Items]
Face amount	629,000,000	$ 629,000,000
Floating rate debt
Debt Instrument [Line Items]
Total debt	1,088,905,000		442,312,000
Floating rate debt | $250 Million Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	250,000,000
Total debt	232,813,000		245,313,000
Floating rate debt | $50 million term loan under $100 Million Facility
Debt Instrument [Line Items]
Total debt	46,711,000		49,342,000
Floating rate debt | $100 million Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	100,000,000
Floating rate debt | Flex Rainbow Sale and Leaseback
Debt Instrument [Line Items]
Total debt	139,781,000		147,657,000
Floating rate debt | $629 Million Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	629,000,000
Total debt	513,200,000		0
Floating rate debt | Flex Amber Sale and Leaseback
Debt Instrument [Line Items]
Total debt	156,400,000		0
Fix Rate Debt
Debt Instrument [Line Items]
Total debt	283,643,000		294,263,000
Fix Rate Debt | Hyundai Glovis Sale and Charterback
Debt Instrument [Line Items]
Total debt	283,643,000		294,263,000
Line of Credit
Debt Instrument [Line Items]
Total debt	46,711,000		49,342,000
Line of Credit | $50 million term loan under $100 Million Facility
Debt Instrument [Line Items]
Face amount	50,000,000
Line of Credit | $50 million revolving tranche under $100 Million Facility
Debt Instrument [Line Items]
Face amount	50,000,000
Total debt	$ 46,711,000		$ 49,342,000